Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 1,106,349	$ 1,705,225
Cost of Revenue	(268,408)	(537,427)
Gross profit	837,941	1,167,798
Selling and marketing expenses	(9,466)	(7,635)
General and administrative expenses	(1,094,261)	(1,228,669)
Loss on disposal of a subsidiary		(42,346)
Operating loss	(265,786)	(110,852)
Other income(expenses), net	(2,565)	6,380
Loss before income taxes	(268,351)	(104,472)
Income tax expenses (benefits)	(14,925)	(9,024)
Net loss	(283,276)	(113,496)
Foreign currency translation differences	(23,604)	9,704
Total comprehensive loss for the years	(306,880)	(103,792)
Owners of the Company	(281,452)
Non-controlling interest	$ (1,824)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900